Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 26, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Jennison Mid Cap Growth Fund	5/1/2017
On June 21, 2017, the Fund's Board of Trustees approved a change in subadviser and certain changes to the Fund's principal investment strategies and principal risks. As a result, effective on or about September 18, 2017 (the Effective Date), Jennison Associates LLC (Jennison) will no longer serve as the subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) will assume day-to-day portfolio management of the Fund. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Westfield Mid Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Jennison are hereby deleted and all references to Variable Portfolio – Jennison Mid Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Westfield Mid Cap Growth Fund. Additionally, the May 2, 2017 supplement is hereby revised to reflect that, for the Fund, the Fund's name as of May 1, 2018 will be CTIVP – Westfield Mid Cap Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Jennison Mid Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund defines mid-capitalization companies as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $74.5 million to $85.5 billion as of May 31, 2017. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The information under the heading "Principal Risks" in the "Summary of VP - Jennison Mid Cap Growth Fund" and in the "More Information About VP - Jennison Mid Cap Growth Fund" sections of the prospectus are hereby revised to delete Foreign Securities Risk, Consumer Discretionary Sector and Information Technology and Technology-Related Sectors.
The rest of the section remains the same.

VP - JENNISON MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock
Supplement dated June 26, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Jennison Mid Cap Growth Fund	5/1/2017
On June 21, 2017, the Fund's Board of Trustees approved a change in subadviser and certain changes to the Fund's principal investment strategies and principal risks. As a result, effective on or about September 18, 2017 (the Effective Date), Jennison Associates LLC (Jennison) will no longer serve as the subadviser to the Fund and Westfield Capital Management Company, L.P. (Westfield) will assume day-to-day portfolio management of the Fund. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Westfield Mid Cap Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Jennison are hereby deleted and all references to Variable Portfolio – Jennison Mid Cap Growth Fund are hereby deleted and replaced with Variable Portfolio – Westfield Mid Cap Growth Fund. Additionally, the May 2, 2017 supplement is hereby revised to reflect that, for the Fund, the Fund's name as of May 1, 2018 will be CTIVP – Westfield Mid Cap Growth Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund's prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Jennison Mid Cap Growth Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund defines mid-capitalization companies as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $74.5 million to $85.5 billion as of May 31, 2017. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.
The information under the heading "Principal Risks" in the "Summary of VP - Jennison Mid Cap Growth Fund" and in the "More Information About VP - Jennison Mid Cap Growth Fund" sections of the prospectus are hereby revised to delete Foreign Securities Risk, Consumer Discretionary Sector and Information Technology and Technology-Related Sectors.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund defines mid-capitalization companies as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $74.5 million to $85.5 billion as of May 31, 2017. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.